GOODWILL	3 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 7 – GOODWILL

The changes in the carrying amount of goodwill are as follow:

	As of March 31,	As of December 31,
	2023	2022	2021
	(unaudited)
Beginning balance	-
Addition	60,006
Impairment	-	-	-
Closing balance	60,006	-	-

No impairment was recognized for the years ended March 31, 2023.